Share-Based Payment (Details) - USD ($)		1 Months Ended					12 Months Ended
	Nov. 06, 2020	Apr. 30, 2020	Nov. 27, 2019	Apr. 30, 2019	Nov. 20, 2018	Nov. 30, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-Based Payment (Details) [Line Items]
Share based compensation							$ 529,479	$ 448,736	$ 271,560
Share options exercised (in Shares)							61,328
Common shares were issued (in Shares)							49,704
Total intrinsic value of options exercised							$ 57,613
Total fair value option exercised							354,701	274,063
Unrecognized compensation cost							$ 512,572
Weighted-average period							1 year 9 months 7 days
Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Share based compensation							$ 4,599,217	$ 3,555,344	$ 6,744,551
Unrecognized compensation cost							$ 107,682
Weighted-average period							7 months 6 days
Restricted share units vest, description							During the year ended June 30, 2021, the Company recognized total share-based compensation expenses of $5,128,696, including $8,403, $122,087 and $4,998,206 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.	During the year ended June 30, 2020, the Company recognized total share-based compensation expenses of $4,004,080, including $12,448, $201,168 and $3,790,464 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.	During the year ended June 30, 2019, the Company recognized total share-based compensation expenses of $7,016,089, including $9,472, $46,100 and $6,960,517 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.
Restricted share units (in Shares)								613,300
Estimated total fair value of the RSUs granted							$ 5,338,069	$ 4,702,325	$ 2,735,093
Weighted-average fair value per share (in Dollars per share)							$ 3.34	$ 2.32	$ 12.11
Stock Incentive Plan 2017 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)								1,119,750
Restricted share units valid term								1 year
Stock Incentive Plan 2020 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)							1,362,370	46,050
Restricted share units valid term								2 years
Restricted share units granted shares (in Shares)								1,073,700
Employees and Directors [Member]
Share-Based Payment (Details) [Line Items]
Stock options, description	the Company granted an aggregate of 618,839 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 6, 2021 and the second, third and fourth 25% vest on November 6, 2022, 2023 and 2024, respectively.		the Company granted an aggregate of 775,250 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 27, 2020 and the second, third and fourth 25% vest on November 27, 2021, 2022 and 2023, respectively.		the Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% vest on November 20, 2020, 2021 and 2022, respectively.
Contractual term		5 years
Employees and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units vest, description									the Company granted an aggregate of 683,469 RSUs to key employees and directors under the 2017 Plan. 671,469 RSUs granted to key employees and directors generally vest within two years which vest in three installments, with the first 33% vesting on the grant date, second 33% and remaining 34% vest at the end of the first and second anniversary, respectively. 12,000 RSUs granted to a key employee fully vest in one year after the grant date.
Employees and Directors [Member] | Stock Incentive Plan 2017 [Member]
Share-Based Payment (Details) [Line Items]
Stock options, description		The Board authorized up to 11,011,663 shares for grants under the 2020 Plan.		The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan.	The weighted-average grant-date fair value per share of options granted was $1.06 for senior executives and $1.03 for key employees during the years ended June 30, 2021, $1.03 for senior executives and $1.01 for key employees during the years ended June 30, 2020, and $3.13 for senior executives and $2.87 for key employees during the years ended June 30, 2019, respectively.	the Company’s shareholders and Board of Directors (“Board”) approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan.
Employees and Directors [Member] | Stock Incentive Plan 2017 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)								594,600
Stock Incentive Plan 2017 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)								18,700